Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.672%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,450,042.94

Principal:
Principal Collections	$29,158,569.19
Prepayments in Full	$16,382,573.74
Liquidation Proceeds	$567,985.81
Recoveries	$57,011.69
Sub Total	$46,166,140.43
Collections	$49,616,183.37

Purchase Amounts:
Purchase Amounts Related to Principal	$297,206.93
Purchase Amounts Related to Interest	$1,656.38
Sub Total	$298,863.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,915,046.68

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,915,046.68
Servicing Fee	$956,708.07	$956,708.07	$0.00	$0.00	$48,958,338.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,958,338.61
Interest - Class A-2a Notes	$76,652.08	$76,652.08	$0.00	$0.00	$48,881,686.53
Interest - Class A-2b Notes	$58,338.54	$58,338.54	$0.00	$0.00	$48,823,347.99
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$48,255,141.32
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$48,080,564.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,080,564.49
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$47,986,605.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,986,605.49
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$47,918,740.07
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,918,740.07
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$47,835,520.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,835,520.49
Regular Principal Payment	$43,517,647.08	$43,517,647.08	$0.00	$0.00	$4,317,873.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,317,873.41
Residual Released to Depositor	$0.00	$4,317,873.41	$0.00	$0.00	$0.00
Total		$49,915,046.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$43,517,647.08
Total					$43,517,647.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,971,585.26	$73.76	$76,652.08	$0.24	$24,048,237.34	$74.00
Class A-2b Notes	$19,546,061.82	$73.76	$58,338.54	$0.22	$19,604,400.36	$73.98
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$43,517,647.08	$23.16	$1,122,818.12	$0.60	$44,640,465.20	$23.76

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$127,753,473.06	0.3930876	$103,781,887.80	0.3193289
Class A-2b Notes	$104,168,216.50	0.3930876	$84,622,154.68	0.3193289
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,081,281,689.56	0.5753457	$1,037,764,042.48	0.5521901

Pool Information
Weighted Average APR	3.559%	3.550%
Weighted Average Remaining Term	44.52	43.69
Number of Receivables Outstanding	61,327	59,918
Pool Balance	$1,148,049,684.32	$1,101,225,922.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,088,795,444.26	$1,044,575,440.76
Pool Factor	0.5913520	0.5672334

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$16,518,388.84
Yield Supplement Overcollateralization Amount	$56,650,481.90
Targeted Overcollateralization Amount	$63,461,880.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,461,880.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		153	$417,425.99
(Recoveries)		70	$57,011.69
Net Loss for Current Collection Period			$360,414.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3767%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4377%
Second Prior Collection Period			0.4903%
Prior Collection Period			0.4209%
Current Collection Period			0.3846%
Four Month Average (Current and Prior Three Collection Periods)			0.4334%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,433	$5,268,598.86
(Cumulative Recoveries)			$370,148.18
Cumulative Net Loss for All Collection Periods			$4,898,450.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2523%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,165.47
Average Net Loss for Receivables that have experienced a Realized Loss			$2,013.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.15%	600	$12,657,036.03
61-90 Days Delinquent	0.20%	96	$2,152,013.22
91-120 Days Delinquent	0.06%	22	$671,046.35
Over 120 Days Delinquent	0.06%	25	$608,266.79
Total Delinquent Receivables	1.46%	743	$16,088,362.39

Repossession Inventory:
Repossessed in the Current Collection Period		40	$906,319.86
Total Repossessed Inventory		64	$1,583,039.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1627%
Prior Collection Period			0.1712%
Current Collection Period			0.2387%
Three Month Average			0.1909%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer